PLANT EQUIPMENT AND MINING PROPERTIES (Details Narrative) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
PLANT EQUIPMENT AND MINING PROPERTIES
Assets Under Construction	$ 2,610	$ 3,166
Property Plant Equipment, Write down	566	144
Property Plant Equipment, Net Carrying Amount	$ 5,325	$ 5,832